Financial risk management	12 Months Ended
Dec. 31, 2020
Financial risk management
Financial risk management

29    Financial risk management

Overview

The Group has exposure to the following risks, related to financial instruments:

• Credit risk
• Liquidity risk
• Market risk

This Note presents information about the Group’s exposure to each of the above risks, the Group’s objectives, policies and processes for measuring and managing such risks, as well as the Group’s management of its capital. Further quantitative disclosures are included throughout the Financial Statements.

In order to manage these risks and as described hereunder, the group executes from time to time transactions of derivative financial instruments.

The CFO has overall responsibility for the establishment and oversight of the Group’s risk management framework. The Company’s Board of Directors has appointed the Audit Committee to deal with, among other issues, certain financial reporting aspects of the Group’s activities and monitoring the Group’s hedging policies. The committee reports to the Company’s Board of Directors on its activities.

(a)	Financial risk
(1)	Credit risk

Trade and other receivables

The Group’s exposure to credit risk is influenced by the individual characteristics of each significant customer. The demographics of the Group’s customer base, including the default risk of the industry and country, in which customers operate, has also an influence on credit risk.

The income of the Group is derived from income from voyages and services in different countries worldwide. The exposure to a concentration of credit risk with respect to trade receivables is limited due to the relatively large number of customers, wide geographic spread and the ability in some cases to auction the contents of the container, the value of which is most likely to be greater than the customer’s debt for the services provided with respect to such container. The maximum exposure to credit risk is represented by the carrying amount of each financial asset, in the statement of financial position.

The Group has established a credit policy under which each new credit customer is analysed individually for creditworthiness before the Group’s standard payment and delivery terms and conditions are offered. The Group’s review includes financial analysis from external sources. Credit limits are established for each customer, representing its maximum outstanding balance, available upon approval by the relevant level of authorisation. These limits are reviewed periodically, at least once a year. Customers that fail to meet the Group’s benchmark creditworthiness may transact with the Group only on a cash basis.

Most of the Group’s customers have been transacting with the Group for a few years and losses have occurred infrequently. Trade and other receivables relate mainly to the Group’s wholesale customers. Customers that are graded as “high risk” are placed on a restricted customer list and future sales are made on a cash basis, unless otherwise approved by the credit committee.

In some cases, based on their robustness, customers are requested to provide guarantees.

Provisions for doubtful debts are made to reflect the expected credit losses related to debts whose collection is doubtful per management's estimation (see also Note 23(b)).

(1)	Credit risk

Investments

The Company’s policy is to invest its cash surplus mainly in time deposits in US dollar.

The funds are deposited in Israeli and international banks with international rating of A-/A3 (or higher) or its equivalent local rating.

The investment policy is reviewed from time to time by the Company’s  Audit committee and its board of directors and amended as needed.

Exposure to credit risk

The carrying amount of financial assets represents the maximum credit exposure.

As at December 31, 2020 credit to customers in the amount of approximately US$ 123.7 million is guaranteed by credit insurance.

(2)	Liquidity risk

The following are the contractual maturities of financial liabilities, including estimated interest payments:

	December 31, 2020
		Carrying	Contractual				More than
	Note	amount	cash flows	0-1 years	1-2 years	2-5 years	5 years
		US $’000	US $’000	US $’000	US $’000	US $’000	US $’000
Non-derivative financial liabilities
Debentures (*)	12 (a)	423,700	471,815	13,004	13,083	445,728
Long-term loans and other liabilities	12 (a)	108,444	148,775	20,009	16,266	34,966	77,534
Lease liabilities	7	1,174,016	1,456,107	455,343	292,926	449,090	258,748
Short-term borrowings	12 (a)	122,501	123,139	123,139
Trade and other payables	14	365,354	365,354	365,354
		2,194,015	2,565,190	976,849	322,275	929,784	336,282

	December 31, 2019
		Carrying	Contractual				More than
		amount	cash flows	0-1 years	1-2 years	2-5 years	5 years
	Note	US $’000	US $’000	US $’000	US $’000	US $’000	US $’000
Non-derivative financial liabilities
Debentures	12 (a)	455,474	564,495	26,663	18,839	518,993
Long-term loans and other liabilities	12 (a)	104,237	154,309	14,180	13,168	41,821	85,140
Lease liabilities	7	857,326	1,112,115	294,671	174,861	392,593	249,990
Short-term borrowings	12 (a)	116,431	117,393	117,393
Trade and other payables	14	387,564	387,564	387,564
		1,921,032	2,335,876	840,471	206,868	953,407	335,130

(*) The contractual cashflows do not reflect the early repayment announced in January 2021 in respect of the cash-sweep mechanism (see Note 1(b)) and any additional early repayment that may be further required under such mechanism.

(3)	Market risk

The Group executes from time to time transactions of derivatives, in order to manage market risks.

(a)	Currency risk

The Group is exposed to currency risk on purchases, receivables and payables where they are denominated in a currency other than the United States dollar.

The Group’s exposure to foreign currency risk was as follows based on notional amounts:

	December 31, 2020
	US$	NIS	Others
	US$’000	US$’000	US$’000
Non-current assets
Trade and other receivables	4,409		884
Other non-current investments	2,203	1,294	1,391
Current assets
Other current investments	51,195	44	5,438
Trade and other receivables	397,025	497	75,742
Cash and cash equivalents	517,852	11,309	41,253
Non-current liabilities
Loans and other liabilities	(509,858)	(4,197)	(3,309)
Lease liabilities	(776,593)	(10,145)	(25,102)
Current liabilities
Short term borrowings and current maturities	(129,710)	(217)	(8,642)
Lease liabilities	(348,710)	(5,485)	(7,981)
Trade and other payables	(234,004)	(26,889)	(104,461)
	(1,026,191)	(33,789)	(24,787)

	December 31, 2019
	US$	NIS	Others
	US$’000	US$’000	US$’000
Non-current assets
Trade and other receivables	3,160	1,226	932
Other non-current investments	607	1,195	964
Current assets
Other current investments	51,196	1,607	6,244
Trade and other receivables	215,605	2,470	62,426
Cash and cash equivalents	147,718	8,345	26,723
Non-current liabilities
Loans and other liabilities	(537,243)	(4,690)
Lease liabilities	(607,171)	(22,286)	(12,292)
Current liabilities
Short term borrowings and current maturities	(137,040)	(713)	(2,313)
Lease liabilities	(203,321)	(6,518)	(5,738)
Trade and other payables	(225,550)	(45,958)	(116,056)
	(1,292,039)	(65,322)	(39,110)

Sensitivity analysis

A  10 percent appreciation of the United States dollar against NIS at December 31 would have increased / (decreased) profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant. The analysis has been performed on the same basis for 2020 and 2019.

Profit or loss
US $’000
December 31, 2020	3,379
December 31, 2019	6,532

A 10 percent devaluation of the United States dollar against the NIS on December 31 would have had the equal but opposite effect on the above currencies to the amounts shown above, on the basis that all other variables remain constant.

(ii) Interest rate risk

The Group prepares a summary of its exposure to interest rate risk on a periodic basis.

At the reporting date, the interest rate profile of the Group’s interest-bearing financial instruments was:

	Carrying amount
	2020	2019
	US $’000	US $’000
Fixed rate instruments
Financial assets	627,662	243,348
Financial liabilities	(1,778,063)	(1,465,389)
	(1,150,401)	(1,222,041)
Variable rate instruments
Financial liabilities	(50,598)	(68,078)
	(50,598)	(68,078)

Fair value sensitivity analysis for fixed rate instruments

The Group does not account for any fixed rate instruments at fair value through profit or loss.

Cash flow sensitivity analysis for variable rate instruments

A 10% change in variable interest rates at the reporting date would not have significant influence over the Company’s equity and profit or loss (assuming that all other variables, in particular foreign currency rates, remain constant).

(iii) Other market price risk

The Group does not enter into commodity contracts other than to meet its operational needs. These transactions do not meet the criteria for hedging for accounting purposes and therefore the change in their fair value is recognised directly in profit or loss.

(b)Fair value

(1)	Financial instruments not measured at fair value

The carrying amounts of certain financial assets and liabilities, including cash and cash equivalents, trade and other receivables, other investments , short-term credit from banks, trade and other payables reflect reasonable approximation of their fair value.

The fair values of the remaining financial assets and liabilities, together with their fair value measurement hierarchy and their corresponding carrying amounts included in the statements of financial position, are as follows:

		December 31, 2020		December 31, 2019
		Carrying	Fair value	Carrying	Fair value
	Note	amount	Level 2	amount	Level 2
		US $’000	US $’000	US $’000	US $’000
Loans and other liabilities:
– Debentures	12 (a)	(423,700)	(360,876)	(455,474)	(211,862)
– Other	12 (a)	(108,444)	(108,477)	(104,236)	(76,781)

The valuation technique which was used in order to measure the fair value is the discounted cash flows technique, considering the present value of expected payments, discounted using a risk-adjusted discount rate,  based on rating implied in recent transactions.

(2)	Financial instruments measured at fair value

When measuring the fair value of an asset or a liability, the Company uses market observable data to the extent applicable. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

• Level 1: quoted prices (unadjusted) in active markets for identical instruments.
• Level 2: inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.
• Level 3: inputs that are not based on observable market data (unobservable inputs).
(3)	Level 1 financial instruments carried at fair value

As at December 31, 2020, the fair value of investments in equity instruments at fair value through other comprehensive income in an amount of US$ 2 million, are presented under current other investments.

As at December 31, 2020 the fair value of investments in equity instruments at fair value through profit and loss in an amount of US$ 2 million, are presented under long term investments.

(4)	Level 3 financial instruments carried at fair value

As at December 31, 2020 and 2019 such analysis is immaterial.